Provisions - Provision for tax and legal matters (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 31, 2013
Provisions
Provisions	$ 6,730	$ 7,202	$ 6,580	$ 5,988
Other payments	746	413	314
Amount paid to external lawyers	431	322
Provision for taxes and other legal contingencies
Provisions
Provisions	1,072	1,306	1,005	$ 1,220
Other payments	431	323	182
Provision for various tax claims
Provisions
Provisions	49	177
Tax-related proceedings, Claim of nullity
Provisions
Proposed settlement amount					$ 58
Other payments		53
Other tax issues, Derivative transactions
Provisions
Other payments	5	18	$ 19
Non-tax-related proceedings
Provisions
Provisions	$ 1,023	$ 1,129